BUSINESS COMBINATIONS - Estimated Fair Value Of The Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated fair value of the assets acquired for all business combinations
Current Assets		$ 700,909
Property and Equipment	$ 50,000	401,208
Security Deposit		23,106
Net Assets Acquired	4,225,000	5,955,223
Excess of Consideration over Net Assets Acquired	4,490,700	5,067,882
Total Consideration	8,715,700	11,023,105
Liabilities assumed in the acquisitions	0
Goodwill expected to be deductible for tax purposes	$ 15,900,000
Term for goodwill expected to be deductible for tax purposes	15 years
Noncompete Agreements [Member]
Estimated fair value of the assets acquired for all business combinations
Identifiable Intangible Assets	$ 600,000	650,000
Contract-Based Intangible Assets [Member]
Estimated fair value of the assets acquired for all business combinations
Identifiable Intangible Assets	$ 3,575,000	$ 4,180,000